Non-accrual loans, segregated by class of loans, were as follows (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Non-accrual loans, segregated by class of loans, were as follows
Commercial and industrial Non-accrual loans	$ 1,649	$ 1,595
Nonfarm, nonresidential real estate Non-accrual loans	737	1,372
Construction and development Non-accrual loans	68	50
Commercial real estate Non-accrual loans	6	126
Other commercial Non-accrual loans	1,248	1,379
Consumer Non-accrual loans	21	11
Single family residential Non-accrual loans	1,667	3,541
Total Non-accrual loans	$ 5,396	$ 8,074